TAXES - Net operating loss carry forward (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
TAXES
Operating loss carryforwards	$ 5,502,106	$ 4,837,158
Net operating loss carryforwards	5,500,000	4,800,000
Other tax payables	2,435,494	41,360
PRC
TAXES
Operating loss carryforwards	2,591,421	3,785,480
Net operating loss carryforwards	2,591,421
Carry forward loss expiring in 2025	306,658
Carry forward loss expiring in 2026	364,410
Carry forward loss expiring in 2027	312,420
Carry forward loss expiring in 2028	198,067
Carry forward loss expiring in 2029	332,765
Carry forward loss expiring in 2032	116,219
Carry forward loss expiring in 2033	960,882
Hong Kong
TAXES
Operating loss carryforwards	1,022,574
Net operating loss carryforwards	1,022,574	$ 1,051,678
United States
TAXES
Operating loss carryforwards	1,888,111
Net operating loss carryforwards	$ 1,888,111